Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.
ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Accrued expenses	1,633,122	1,134,372	162,213
Accrued rebates	378,390	322,434	46,107
Payroll and welfare payable	540,205	498,511	71,286
Payable for share repurchase	140,279	26,972	3,857
Operating lease liabilities - current portion	73,610	39,207	5,607
VAT and surcharges payable	53,704	58,798	8,408
Users’ and third parties’ deposits	45,942	53,302	7,622
Payable for purchase of fixed assets	27,763	18,582	2,657
Professional service fees	15,650	13,510	1,932
Deposit from customers	9,240	9,478	1,355
Payable for exercise of share-based awards	3,616	5,548	793
Others	10,348	11,782	1,686
	2,931,869	2,192,496	313,523